Purchases and other expenses - Trade payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Trade payables in the opening balance	€ 6,211	€ 6,227	€ 5,775
Business related variations	410	80	86
Changes in the scope of consolidation	(9)	134	272
Translation adjustment	(56)	(116)	29
Reclassifications and other items	(34)	(114)	65
Reclassification to assets held for sale	0	0	0
Trade payables in the closing balance	€ 6,522	€ 6,211	€ 6,227